Staff Costs - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Employee	Dec. 31, 2018 USD ($) Employee	Dec. 31, 2017 Employee
Analysis Of Income And Expense [Abstract]
Average employed on full-time equivalents	48.5	39.6	32.3
Employed on full-time equivalents	50.1	43.2	37.7
Gain on post-employment benefits | $	$ 527	$ 172